Basis of Preparation of the Financial Statements (Schedule of Opening Balances of Assets and Liabilities in IFRS 9) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets to which overlay approach is applied [line items]
Debentures, including current maturities	₪ (2,973)	₪ (3,466)
Deferred tax liabilities	(60)	(99)
Retained earnings	1,236	₪ 1,339
According to the previous policy [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)	2,175
Debentures, including current maturities	(2,900)
Deferred tax liabilities	(131)
Retained earnings	(1,436)
The change [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)	(12)
Debentures, including current maturities	(34)
Deferred tax liabilities	10
Retained earnings	36
According to IFRS 9 [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)	2,163
Debentures, including current maturities	(2,934)
Deferred tax liabilities	(121)
Retained earnings	₪ (1,400)